Intangible Assets - Weighted average remaining useful life (Details) - P3 Health Partners Inc.		6 Months Ended	12 Months Ended
	Dec. 03, 2021	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets (in years)	10 years	9 years 4 months 24 days
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets (in years)			9 years 10 months 24 days
Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets (in years)			9 years 10 months 24 days
Provider Contracts
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets (in years)			10 years
Provider Network
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets (in years)			9 years 10 months 24 days